Trade and Other Receivables - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of other provisions [abstract]
Impairment charges on accrued income assets	£ 0
Sales return liability	£ 173